Property and equipment - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 548,607	R$ 266,273
Additions	265,259	256,144
Disposals	(64,876)	(14,745)
Transfers	(37,176)
Business combination	5,420
Ending Balance	717,234	548,607	R$ 266,273
IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		40,935
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	770,886	372,601
Additions	450,594	381,893	159,047
Disposals	(92,849)	(24,543)
Transfers	(37,176)
Business combination	9,879
Ending Balance	1,101,334	770,886	372,601
Cost | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		40,935
Cost | Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	512,933	254,961
Additions	327,149	279,818
Disposals	(66,131)	(21,846)
Transfers	(37,176)
Ending Balance	736,775	512,933	254,961
Cost | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,656	75,354
Additions	35,642	16,963
Disposals	(3,487)	(661)
Business combination	4,433
Ending Balance	128,244	91,656	75,354
Cost | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,742	21,125
Additions	5,680	1,617
Disposals	(18)
Transfers	10,635
Business combination	1,485
Ending Balance	40,524	22,742	21,125
Cost | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,671	14,222
Additions	983	2,459
Disposals	(47)	(10)
Business combination	635
Ending Balance	18,242	16,671	14,222
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,488	6,849
Additions	2,687	3,795
Disposals	(110)	(156)
Transfers	562
Business combination	1,002
Ending Balance	14,629	10,488	6,849
Cost | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90	90
Additions	16,033
Business combination	138
Ending Balance	16,261	90	90
Cost | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,020
Additions	10,280	1,039
Disposals	(22)	(19)
Transfers	(11,197)
Ending Balance	81	1,020
Cost | Right-of-use assets - Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,395
Additions	15,098	6,346
Disposals	(5,486)	(1,673)
Ending Balance	20,007	10,395
Cost | Right-of-use assets - Vehicles | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		5,722
Cost | Right-of-use assets - Offices
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104,891
Additions	37,042	69,856
Disposals	(17,548)	(178)
Business combination	2,186
Ending Balance	126,571	104,891
Cost | Right-of-use assets - Offices | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		35,213
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(222,279)	(106,328)
Additions	(185,335)	(125,749)
Disposals	27,973	9,798
Transfers	0
Business combination	(4,459)
Ending Balance	(384,100)	(222,279)	(106,328)
Depreciation | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0
Depreciation | Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(141,297)	(69,744)
Additions	(119,310)	(79,849)
Disposals	11,903	8,296
Transfers	0
Ending Balance	(248,704)	(141,297)	(69,744)
Depreciation | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(35,700)	(21,783)
Additions	(21,362)	(14,345)
Disposals	1,644	428
Business combination	(2,383)
Ending Balance	(57,801)	(35,700)	(21,783)
Depreciation | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,769)	(7,559)
Additions	(4,869)	(4,210)
Disposals	6
Transfers	0
Business combination	(548)
Ending Balance	(17,180)	(11,769)	(7,559)
Depreciation | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,114)	(5,844)
Additions	(4,630)	(3,279)
Disposals	14	9
Business combination	(410)
Ending Balance	(14,140)	(9,114)	(5,844)
Depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,161)	(1,354)
Additions	(1,408)	(838)
Disposals	25	31
Transfers	0
Business combination	(338)
Ending Balance	(3,882)	(2,161)	(1,354)
Depreciation | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(57)	(44)
Additions	(1,363)	(13)
Business combination	(124)
Ending Balance	(1,544)	(57)	R$ (44)
Depreciation | Right-of-use assets - Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,882)
Additions	(8,256)	(4,872)
Disposals	5,232	990
Ending Balance	(6,906)	(3,882)
Depreciation | Right-of-use assets - Vehicles | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0
Depreciation | Right-of-use assets - Offices
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,299)
Additions	(24,137)	(18,343)
Disposals	9,149	44
Business combination	(656)
Ending Balance	R$ (33,943)	(18,299)
Depreciation | Right-of-use assets - Offices | IFRS16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		R$ 0